SCHEDULE OF TRANSLATION EXCHANGE RATES (Details)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Foreign Currency Exchange Rate, Translation	0.7214	0.7500	0.6891
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Foreign Currency Exchange Rate, Translation	0.7350	0.7473	0.6742